Contingent liabilities and financial commitments - Schedule of Total Future Minimum Lease Payments under Non-cancellable Operating Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	£ 111	£ 127
Property, plant and equipment
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Lease commitments for short-term leases for which recognition exemption has been used	50	19
Property
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Lease commitments for short-term leases for which recognition exemption has been used	30	7
Within one year
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	45	41
Between one and five years
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	66	81
Beyond five years
Disclosure Of Finance Lease And Operating Lease By Lessee1 [Line Items]
Total future minimum payments under non-cancellable service contracts	£ 0	£ 5